COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	June 30, 2026
		(In millions)
Current
Collaboration interest-bearing advanced funding	7.13%	$156.4